VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income/loss attributable to non-controlling interest		$ 636,433	$ 11,929